Fees Summary	Nov. 20, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 94,762,500.00
Previously Paid Amount	13,086.70
Total Fee Amount	13,086.70
Total Offset Amount	0.00
Net Fee	$ 0.00